Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of the Stock Option Activity

A summary of the stock option activity for the Company for the three months ended March 31, 2014 is as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
			(Years)	($000’s)
Outstanding—December 31, 2013	1,572,626	$6.17	7.17	$27,413
Options granted	436,126	33.64
Options exercised	(94,114)	2.25
Options forfeited	(444)	8.03

Outstanding—March 31, 2014	1,914,194	$12.62	7.98	$41,553

Options vested and expected to vest at March 31, 2014	1,824,621	$12.62	7.98	$40,392

Options exercisable at March 31, 2014	1,179,560	$4.53	7.98	$35,151

Additional information regarding options follows (in thousands except for per share amounts):

	Three Months Ended March 31,
	2014	2013
Weighted-average grant date fair value per share of options granted during the period	$15.92	$0.46
Aggregate intrinsic value of options exercised during the period	$3,020	$249

A summary of the stock option activity for the Company for the years ended December 31, 2013, 2012 and 2011 is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(Years)	($000’s)
Outstanding—December 31, 2012	1,253,909	$3.29	7.45	$3,835
Granted	461,600	13.36
Exercised	(81,155)	2.90
Forfeited	(61,728)	5.73

Outstanding—December 31, 2013	1,572,626	$6.17	7.17	$27,413

Vested and expected to vest:
At December 31, 2012	1,233,131	$3.29	7.45	$3,806
At December 31, 2013	1,519,889	6.17	7.17	26,716
Exercisable:
At December 31, 2012	1,253,909	$3.29	7.45	$3,835
At December 31, 2013	1,223,533	3.65	7.17	24,306

Schedule of Stock Options Valuation Assumptions

The fair value of stock option grants has been estimated at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	Years Ended December 31,
	2013	2012	2011
Expected dividend yield	—%	—%	—%
Volatility	52.02	54.77	70.19
Risk-free rate of return	0.17	0.44	0.34
Forfeiture rate	7.90	4.30	4.31
Expected life	6 years	6 years	6 years

Schedule of Company's Stock-based Compensation Expense

The Company’s stock-based compensation expense related to employee stock options, restricted stock units and ESPP awards for the three months ended March 31, 2014 and 2013 was as follows (in thousands):

	Three Months Ended March 31,
	2014	2013
Research and development	$117	$14
Sales and marketing	585	32
General and administrative	338	20

Total	$1,040	$66

The Company’s stock-based compensation expense related to employee stock options and ESPP awards for the years ended December 31, 2013, 2012 and 2011 was as follows (in thousands):

	Years Ended December 31,
	2013	2012	2011
Research and development	$153	$48	$28
Sales and marketing	786	181	114
General and administrative	330	66	42

Total	$1,269	$295	$184

Schedule Of Restricted Stock Unit Activity

A summary of the restricted stock unit activity for the Company for the three months ended March 31, 2014 is as follows:

	Units	Weighted- Average Grant Date Fair Value Per Share	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
			(Years)	($000’s)
Unvested—December 31, 2013	—	$—	0.0	$—
Restricted stock units granted	90,000	27.41
Restricted stock units vested	—	—
Restricted stock units forfeited	—	—

Unvested—March 31, 2014	90,000	$27.41	3.8	$3,090